CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating activities:
Net income	$ 112,158	$ 114,567	$ 86,584
Adjustment to reconcile net income to net cash provided by operating activities:
Share-based compensation	22,963	17,895	14,314
Depreciation and amortization expense	46,361	44,741	41,672
Provision for doubtful receivables	931	192	486
Inventory write-down	753	381	714
Loss on disposal of long-lived assets	848	900	641
Revaluation of contingent consideration			(3,391)
Impairment charges for goodwill and intangible assets			3,415
Goodwill adjustment due to final purchase price allocation			479
Loss (gain) on forward contracts marked to market	16,632	(9,087)	(2,053)
Loss from equity-method investments	4,309	5,297	642
Gain from share exchange for available-for-sale securities		(1,153)
Gain from disposals of available-for-sale securities	(16,630)
Changes in assets and liabilities, net of effect of acquisition:
Accounts receivable	(33,460)	(28,180)	(27,312)
Inventories	(4,549)	3,643	(3,175)
Amounts due from related parties	(4,011)	(191)
Other current assets	(21,059)	(3,723)	1,250
Other non-current assets	640	(1,077)	6
Accounts payable	1,982	9,502	1,629
Amounts due to related parties	57	218
Accrued liabilities	6,772	6,550	6,431
Other taxes payable	5,261	239	1,511
Other current liabilities	6,378	3,450	1,577
Deferred revenue	(1,783)	10,840	1,152
Advanced subsidies	(2,847)	1,604	1,144
Deferred taxes	(1,379)	4,794	3,162
Long-term payable	54	106	177
Net cash provided by operating activities	140,381	181,508	131,055
Investing activities:
Acquisition of businesses, net of cash acquired	(23,873)	(805)
Purchases of property, plant and equipment	(98,135)	(53,426)	(66,869)
Proceeds from sales of property, plant and equipment	90	242	69
Purchase of intangible assets	(9,984)	(2,681)	(968)
Change in restricted cash	2,345	(2,712)	2,032
Purchase of short-term investments	(372,862)	(491,875)	(305,582)
Purchase of long-term investments	(33,035)	(5,326)	(10,321)
Proceeds from sales of short-term investments	471,563	372,555	259,283
Advanced subsidy received for construction	6,306	4,070	4,779
Other cash received from investing activities		175
Payment for residential buildings		(4,037)
Proceeds from sale of residential buildings	4,430	18,085
Proceeds from dissolution of equity interest of long-term investment		651
Deconsolidation of WuXiPRA		(335)
Net cash provided by (used in) investing activities	(53,155)	(165,419)	(117,577)
Financing activities:
Proceeds from long-term debt	13,000	9,907	4,260
Repayment of long-term debt	(4,533)	(263)	(265)
Proceeds from short-term bank borrowings	206,425	66,774	77,242
Repayment of short-term bank borrowings	(80,101)	(62,273)	(46,853)
Proceeds from exercise of share options	2,225	4,949	1,380
Repurchase of ordinary shares issued for convertible notes			(37,003)
Repurchase of ordinary shares	(98,877)	(1,162)	(30,000)
Net cash provided by (used in) financing activities	38,139	17,932	(31,239)
Effect of exchange rate changes on cash and cash equivalents	(2,780)	717	526
Net increase (decrease) in cash and cash equivalents	122,585	34,738	(17,235)
Cash and cash equivalents at beginning of year	88,871	54,133	71,368
Cash and cash equivalents at end of year	211,456	88,871	54,133
Supplemental disclosure of cash flow information:
Cash paid for interest	(1,928)	(2,016)	(1,566)
Cash paid for income taxes	(23,165)	(15,889)	(15,606)
Non-cash investing and financing activities:
Purchases of property, plant and equipment included in liabilities	$ 30,406	$ 7,116	$ 4,292
Ordinary shares issued for acquisition	15,000